                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:



MORGAN STANLEY LIMITED TERM MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2005(UNAUDITED)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON    MATURITY
       THOUSANDS                                                                          RATE       DATE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

                     TAX - EXEMPT MUNICIPAL BONDS (96.3%)
                     General Obligation  (16.7%)
            $3,150   La Mesa-Spring Valley School District, California, 2005 Refg (FGIC) 5.00%     08/01/18       $3,485,002
             1,000   Jefferson County School District No R-1, Colorado, Ser 2004 (FSA)    5.00     12/15/15        1,114,510
             1,000   Pueblo School District No 60, Colorado, Ser 2002 (FSA)              5.375     12/15/14        1,135,260
             2,000   Sussex County, Delaware, Ser 2003 (Ambac)                            5.00     10/15/11        2,205,020
             3,000   Cook County, Illinois, Ser 2004 A (Ambac)                            5.00     11/15/15        3,326,310
             1,500   Evanston, Illinois Ser 2005 (WI)                                     5.00     12/01/18        1,641,630
                     Du Page County Community Unit School District No 200, Illinios,
             1,600       Wheaton Warrenville Ser 2003 C (FSA)                             5.25     10/01/14        1,791,200
             1,465       Wheaton Warrenville Ser 2003 C (FSA)                             5.25     10/01/15        1,642,851
             1,000   Massachusetts, Ser 2001 D (MBIA)                                     6.00     11/01/13        1,180,540
             3,000   Jackson County Reorganized School District No 4, Missouri,
                         Ser 2005 (FSA)                                                   5.00     03/01/17        3,219,570
                     New York City, New York,
             1,000       2003 Ser C (FSA)                                                 5.25     08/01/11        1,113,580
             3,000       2005 Ser H                                                       5.00     08/01/15        3,275,040
             2,000   Allegheny County, Pennsylvania, Refg Ser C-56 (FSA)                  5.00     10/01/14        2,236,120
             2,000   Bellevue School District No 405, Washington, Ser 2002 (FGIC)         5.00     12/01/15        2,192,020
             2,030   Kitsap County, Washington, North Kitsap School District No 400,
                         Refg Ser 2005 (FSA)                                             5.125     12/01/18        2,258,659
             2,000   Spokane School District No 81, Washington, Ser 2003 (FSA)            5.25     12/01/13        2,238,740
             -----                                                                                                 ---------
            30,745                                                                                                34,056,052
            ------                                                                                                ----------

                     Educational Facilities Revenue (11.1%)
             1,000   University of Arizona, Ser 2005 B COPs (Ambac)                       5.00     06/01/20        1,079,060
             3,000   Miami-Dade County Educational Facilities Authority, Florida,
                         University of Miami Ser 2004 A (Ambac)                           5.00     04/01/16        3,302,130
             3,000   University of Illinois, Ser 2003 COPs (Ambac)                        5.00     10/01/14        3,311,730
             1,000   Purdue University, Indiana, Student Facilities Ser 2003 A           5.375      7/01/14        1,122,100
             2,000   University of Maine, Ser 2002 (FSA)                                 5.375      3/01/12        2,248,440
             1,000   New Jersey Educational Facilities Authority, Rowan University
                         Ser 2003 I (FGIC)                                                5.25     07/01/14        1,120,120
             2,500   New York State Dormitory Authority, New York, Columbia University
                         Ser 2004 C (Mandatory Tender 07/01/07)                           5.00     07/01/29        2,599,350
             1,000   Pennsylvania State University, Refg Ser 2002                         5.25     08/15/13        1,128,670
             1,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore College
                         Ser 2002                                                         5.25     09/15/14        1,121,410
               500   Chattanooga, Tennessee, Health, Educational and Housing Facilities
                         Refg Ser 2005 A                                                  5.00     10/01/15          518,030
             1,000   Southwest Higher Education Authority, Texas, Southern Methodist
                         University Ser 2002 (Ambac)                                      5.50     10/01/13        1,136,470
             2,000   Texas Tech University, Refg & Impr Ser 2003 (Ambac)                  5.25     02/15/15        2,232,100
             1,500   University of Texas, Ser 2004 D                                      5.25     08/15/13        1,690,740
             -----                                                                                                 ---------
            20,500                                                                                                22,610,350
            ------                                                                                                ----------

                     Electric Revenue  (10.8%)
             1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001A              5.25     10/01/16        1,142,050
                     California Department of Water Resources,
             1,000       Power Supply Ser 2002 A (MBIA)                                   5.50     05/01/13        1,137,320
             2,000       Power Supply Ser 2002 A (Ambac)                                  5.50     05/01/14        2,277,680

             2,000   Jacksonville Electric Authority, Florida, St Johns River Power Park
                         Refg Issue 2 Ser 17                                              5.25     10/01/13        2,210,640
             2,000   Municipal Electric Authority of Georgia, Combustion Turbine
                         Ser 2002 A (MBIA)                                                5.25     11/01/14        2,234,640
             2,000   Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)     5.25     01/01/12        2,228,420
             2,000   Southern Minnesota Municipal Agency, Power Ser 2002 A (Ambac)        5.00     01/01/12        2,201,820
             1,000   Long Island Power Authority, New York, Ser 1998 B (MBIA)            5.125     04/01/11        1,064,500
             3,000   Ohio Municipal Electric Generation Agency, American Municipal
                         Power-Ohio Inc Refg 2004 (Ambac)                                 5.00     02/15/16        3,289,110
             1,000   Memphis, Tennessee, Jr Lien Refg Ser 2002                            5.00     12/01/10        1,090,960
             1,000   Lower Colorado River Authority, Texas, LCRA Services Corporation
                         Refg Ser 2004 (FGIC)                                             5.00     05/15/19        1,076,080
             1,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)       5.25     01/01/15        1,111,810
             1,000   Seattle, Washington, Municipal Light & Power Refg Ser 2001          5.625     12/01/14        1,094,490
             -----                                                                                                 ---------
            20,000                                                                                                22,159,520
            ------                                                                                                ----------

                     Hospital Revenue  (4.2%)
             1,250   University of Arkansas, UAMS Campus Ser 2004 A (MBIA)                5.00     11/01/12        1,385,513
             1,000   California Statewide Communities Development Authority,
                         Daughters of Charity Health St Francis Medical Center
                         Ser 2005 G                                                       5.25     07/01/13        1,099,250
             1,000   Alachua County Health Facilities Authority, Florida, Shands
                         Teaching Hospital & Clinics Ser 1996 A (MBIA)                    6.25     12/01/11        1,162,150
             1,000   Tampa, Florida, Catholic Health East Ser 1998 A-1 (MBIA)             5.50     11/15/14        1,148,290
             2,500   Indiana Health Facilities Authority, Community Hospital Project
                         Ser A                                                            5.00     05/01/20        2,690,975
             1,000   Maryland Health & Higher Educational Facilities Authority,
             -----       Medlantic/Helix Ser 1998 A (FSA)                                 5.25     08/15/12        1,077,800
                                                                                                                   ---------
             7,750                                                                                                 8,563,978
             -----                                                                                                 ---------

                     Industrial Development/Pollution Control Revenue  (3.9%)
             1,000   California Pollution Control Financing Authority, San Diego
                         Gas & Electric Co 1996 Ser A                                     5.90     06/01/14        1,154,140
             2,000   Chesterfield County Industrial Development Authority, Virginia,
                         Virginia Electric & Power Co Ser 1985                            5.50     10/01/09        2,086,180
             3,000   Clark County Pollution Control Financing Authority, Nevada,
                         Southern California Edison Co 2000 Ser C (AMT) (Mandatory
                         Tender 03/02/09)                                                 3.25     06/01/31        2,962,260
             1,725   Sabine River Authority, Texas, TXU Electric Co Refg Ser
             -----       2001 B (AMT) (Mandatory Tender 11/01/11)                         5.75     05/01/30        1,854,410
                                                                                                                   ---------
             7,725                                                                                                 8,056,990
             -----                                                                                                 ---------

                     Mortgage Revenue - Single Family  (0.5%)
             1,000   Virginia Housing Development Authority, 2001 Ser J (MBIA)            4.75     01/01/12        1,059,370
             -----                                                                                                 ---------

                     Nursing & Health Related Facilities Revenue (0.8%)
             1,400   New York State Dormitory Authority, Department of Health
             -----       Ser 2004                                                         5.25     07/01/14        1,573,418
                                                                                                                   ---------

                     Public Facilities Revenue (12.6%)
                     Jefferson County, Alabama,
             1,580       School Ser 2004 A                                                5.25     01/01/11        1,725,565
             2,000       School Ser 2004 A                                                5.25     01/01/15        2,210,560
             1,000   Collier County School Board, Florida, Ser 2005 COPs (FSA)            5.00     02/15/16        1,112,850
             3,000   Manatee County School District, Florida, Sales Tax Ser 2003
                         (Ambac)                                                          5.00     10/01/15        3,310,920
             2,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)         5.25     08/01/14        2,236,480

               595   Kentucky Property & Buildings Commission, Project # 69 Ser A (FSA)   5.25     08/01/15          654,524
             2,000   Kansas City School District, Missouri, Elementary School             5.00     02/01/14        2,214,820
                         Refg Ser 2003 B (FGIC)
             2,000   Missouri Board of Public Buildings, Ser A 2003                       5.50     10/15/13        2,300,840
             2,000   New Jersey Economic Development Authority, School                    5.00     09/01/17        2,212,340
                         Facilities Construction Refg 2005 Ser N-1 (Ambac)
             1,000   New York State Urban Development Corporation,                        5.25     01/01/21        1,066,290
                         Correctional & Youth Facilities Refg Ser 2003 A (Mandatory
                         Tender 01/01/09)
             3,000   Erie County Industrial Development Agency, New York,
                         School District of Buffalo Ser 2003 (FSA)                        5.75     05/01/14        3,466,080
             1,000   Ohio Building Authority, Highway Safety Building 2001 Ser  A         5.50     10/01/15        1,116,440
             2,000   Oregon Department of Administrative Services, State Lottery          5.00     04/01/15        2,220,400
             -----       Refg Ser 2004 A (FSA)                                                                    ----------
            23,175                                                                                                25,848,109
            ------                                                                                                ----------

                     Recreational Facilities Revenue (0.9%)
             1,575   Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)                         5.00     09/30/13        1,741,745
             -----                                                                                                 ---------

                     Resource Recovery Revenue (3.8%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County
                         Refg Ser 2003 (AMT)(Ambac)                                       5.50     04/01/12        3,331,230
             1,000   Massachusetts Development Finance Agency, SEMASS Ser
                         2001 A (MBIA)                                                   5.625     01/01/12        1,119,860
             3,000   Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA)
             -----       (Mandatory Put 10/01/13)                                         5.00     12/01/33        3,275,760
                                                                                                                   ---------
             7,000                                                                                                 7,726,850
             -----                                                                                                 ---------

                     Tax Allocation Revenue (2.6%)
             3,000   Burbank Public Financing Authority, California, 2003 Ser A (Ambac)   5.25     12/01/14        3,374,550
             2,000   Pingree Grove Village, Illinois, Ser 05-1 Cambridge Lakes            5.25     03/01/15        2,046,300
             -----                                                                                                 ---------
             5,000                                                                                                 5,420,850
             -----                                                                                                 ---------

                     Transportation Facilities Revenue  (13.6%)
             1,000   Alaska International Airports, Ser 2002 B (Ambac)                    5.75     10/01/13        1,140,210
             2,800   Orange County Transportation Authority, California,  Toll Road
                         Refg Ser 2003A (Ambac)                                           5.25     08/15/14        3,152,884
             3,000   San Diego County Regional Transportation Commission, Sales Tax 1994
                         Ser A (FGIC)                                                     4.75     04/01/08        3,160,770
             2,000   Colorado Department of Transportation, Refg Ser 2002 B (MBIA)        5.00     06/15/11        2,197,040
             1,000   Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)   5.75     10/01/11        1,119,360
             2,000   Miami-Dade County Aviation, Florida, Miami Int'l Airport Ser
                         2003 D (AMT) (MBIA)                                              5.00     10/01/12        2,171,240
             1,055   Southwestern Development Authority, Illinois, Tri-City
                         Regional Port District Refg Ser 2003 A (AMT)                     4.90     07/01/14        1,067,565
             2,000   Maryland Department of Transportation, Ser 2003                      5.25     12/15/14        2,293,080
             1,000   Minneapolis & St. Paul, Minnesota Metropolitan Airports Ser
                         2005 B (AMT) (Ambac)                                             5.00     01/01/20        1,086,240
             1,000   Missouri Highways & Transportation Commission, Ser A 2000           5.625     02/01/15        1,112,570
             1,100   St Louis, Missouri, Lambert-St Louis Int'l Airport Ser 2003 A (FSA)  5.25     07/01/12        1,228,403
             1,000   Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT)
                         (Ambac)                                                          5.00     07/01/13        1,082,500
             1,750   New Hampshire, Turnpike Refg Ser 2003 (Ambac)                        5.00     02/01/16        1,908,900
             2,000   Metropolitan Transportation Authority, New York,
                         Transportation Ser 2003 A (FGIC)                                 5.00     11/15/13        2,227,280
             1,000   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A           5.25     01/01/14        1,108,660
             1,500   Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)           5.25     07/15/13        1,694,130
             -----                                                                                                 ---------
            25,205                                                                                                27,750,832
            ------                                                                                                ----------

                     Water & Sewer Revenue  (8.1%)
             2,000   Arizona Water Infrastructure Finance Authority, Water
                         Quality Refg Ser 2004 A                                          5.00     10/01/17        2,214,440
             1,500   Indian Trace Development District, Florida, Water
                         Management Refg Ser 2005 (MBIA)                                  5.00     05/01/20        1,657,410
             1,000   Jacksonville Electric Authority, Florida, Water & Sewer  Refg
                         Ser 2004 A (FGIC)                                                5.00     10/01/16        1,097,640
             1,500   Clayton County Water Authority, Georgia, Refg Ser 2003               5.25     05/01/14        1,704,315
             1,000   Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)        5.25     07/01/13        1,089,390
             2,000   Passaic Valley Sewage Commission, New Jersey, Sewer Ser
                         2003 (FGIC)                                                      5.00     12/01/14        2,212,160
             3,000   Portland, Oregon, Sewer Refg 2004 Ser B (FSA)                        5.00     06/01/17        3,338,400
             1,000   Houston, Texas, Combined Utility First Lien Refg Ser 2004 A
                         (MBIA)                                                           5.25     05/15/10        1,094,790
             2,000   West Harris County Regional Water Authority, Texas, Ser
             -----       2005 (FSA)                                                       5.00     12/15/17        2,195,000
                                                                                                                   ---------
             15,000                                                                                               16,603,545
             ------                                                                                               ----------

                     Other Revenue  (6.1%)
             4,000   California, Economic Recovery Ser 2004 A (MBIA)                      5.00     07/01/12        4,436,600
             1,000   New Jersey Economic Development Authority, Cigarette Tax
                         Ser 2004 (FGIC)                                                  5.00     06/15/12        1,093,070
             1,500   Nassau County Interim Authority, New York, Sales Tax Ser
                         2003 A (Ambac)++                                                 5.00     11/15/15        1,657,470
             3,000   Tobacco Settlement Financing Corporation, New York, State
                         Contingency Ser 2003 B                                           5.50     06/01/15        3,298,080
             1,000   Westchester, New York, Tobacco Asset Securitization Corp Ser 2005    5.00     06/01/26        1,009,390
             1,000   Tobacco Settlement Financing Corporation, Virginia, Asset
             -----       Backed Ser 2005                                                  5.25     06/01/19        1,028,780
                                                                                                                   ---------
             11,500                                                                                               12,523,390
             ------                                                                                               ----------

                     Refunded  (0.6%)
             1,000   Michigan Building Authority, Police Communication Ser 2001 (ETM)     5.50     10/01/12        1,138,400
             -----                                                                                                 ---------

           178,575   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $191,619,554)                                        196,833,399
           -------                                                                                               -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
             2,950   Illinois Health Facilities Authority, University of Chicago Ser 1
                         (Demand 07/01/05)                                               2.30*     08/01/26        2,950,000
             2,800   Missouri Health & Educational Facilities Authority, Cox Health
                         Ser 1997 (MBIA) (Demand 07/01/05)                               2.30*     06/01/15        2,800,000
             1,000   Emery County Utah Pollution Pacific Corp (Demand 07/01/05)          2.30*     11/01/24        1,000,000
             -----                                                                                                 ---------
             6,750   TOTAL SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS(Cost $6,750,000)                          6,750,000
             -----                                                                                                 ---------

          $185,325   TOTAL INVESTMENTS (COST $198,369,554) (a) (b)                  99.6%                        203,583,399
          ========
                     OTHER ASSETS IN EXCESS OF OTHER LIABILITIES                     0.4                             873,775
                                                                                     ---                             -------
                     NET ASSETS                                                    100.0%                       $204,457,174
                                                                                   =====                        ============


--------------------------
         AMT         Alternative Minimum Tax.

        COPs         Certificates of Participation.

         ETM         Escrowed to maturity.

         WI          Security purchased on a when-issued basis.

         ++          A portion of this security has been physically segregated
                     in connection with open futures contracts in the amount of
                     $295,000.

          *          Current coupon of variable rate demand obligation.

         (a)         Securities have been designated as collateral in an amount equal to $56,095,746 in connection with open futures
                     contracts and a security purchased on a when-issued basis.

         (b)         The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes.
                     The aggregate gross unrealized appreciation is $5,355,446
                     and the aggregate gross unrealized depreciation  is
                     $140,196, resulting in net unrealized appreciation of
                     $5,215,250.

    Bond Insurance:
    ---------------
        Ambac        Ambac Assurance Corporation.

        FGIC         Financial Guaranty Insurance Company.

         FSA         Financial Security Assurance Inc.

        MBIA         Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at June 30, 2005



                                                 DESCRIPTION,
       NUMBER OF                                DELIVERY MONTH              UNDERLYING FACE           UNREALIZED
       CONTRACTS          LONG/SHORT               AND YEAR                 AMOUNT AT VALUE          DEPRECIATION
       ---------          ----------               --------                 ---------------          ------------

            400             Short        U.S. Treasury Notes 5 Year          $(43,556,252)            $(35,476)

                                               September 2005

            100             Short       U.S. Treasury Notes 10 Year          (11,346,875)             (100,275)

                                               September 2005
                                                                                                  -------------------

                                               Total unrealized depreciation ............            $(135,751)
                                                                                                  ===================



                        Geographic Summary of Investments
                Based on Market Value as a percent of Net assets

Alabama                                                        1.9%
Alaska                                                         0.6
Arizona                                                        2.2
Arkansas                                                       0.7
California                                                    11.4
Colorado                                                       2.2
Delaware                                                       1.1
Florida                                                       10.0
Georgia                                                        1.9
Hawaii                                                         0.5
Illinois                                                       8.7
Indiana                                                        1.9
Kentucky                                                       0.3
Maine                                                          1.1
Maryland                                                       3.3
Massachusetts                                                  1.1
Michigan                                                       2.5
Minnesota                                                      1.6
Missouri                                                       6.3
Nevada                                                         2.0
New Hampshire                                                  0.9
New Jersey                                                     3.2
New York                                                       9.9
Ohio                                                           2.2
Oregon                                                         2.7
Pennsylvania                                                   3.8
South Carolina                                                 0.5
Tennessee                                                      0.8
Texas                                                          5.5
Utah                                                           0.5
Virginia                                                       4.5
Washington                                                     3.8
                                                               ---
                                     Total+                   99.6%
                                                              =====

---
+ Does not include open short futures contracts with an underlying face amount of $54,903,127, with unrealized depreciation of $135,751.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form
N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Trust's/Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
        Municipal Trust;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)    Omitted;

        (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                      /s/ Ronald E. Robison
                                      Ronald E. Robison
                                      Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Limited Term
        Municipal Trust;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)    Omitted;

        (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 23, 2005

                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

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